Interests in associates, joint ventures and other investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Movements in Associates, Joint Ventures and Other Investments
The movements in 2019 and 2018 were as follows:

	Interests in associates and joint ventures £m	Other investments £m
1 January 2018	1,065.2	1,153.5
Additions	16.7	35.0
Share of results of associate undertakings	43.5	–
Dividends	(49.7)	–
Other movements	1.2	–
Reclassification from other investments to associates	0.3	(0.3)
Exchange adjustments	12.9	–
Disposals	(304.0)	(341.7)
Reclassification to subsidiaries	16.9	–
Revaluation of other investments through profit or loss	–	68.1
Revaluation of other investments through other comprehensive income	–	(247.9)
Amortisation of other intangible assets	(4.2)	–
Write-downs	(2.0)	–
31 December 2018	796.8	666.7
Additions	236.6	18. 3
Share of results of associate undertakings	21.2	–
Dividends	(33.3)	–
Other movements	1.2	–
Exchange adjustments	(35.5)	–
Disposals	(51.5)	(42.3)
Reclassification to subsidiaries	(0.3)	–
Revaluation of other investments through profit or loss	–	9.1
Revaluation of other investments through other comprehensive income	–	(141.4)
Amortisation of other intangible assets	(5.6)	–
Transfer to disposal group classified as held for sale	(109.1)	(12.1)
Write-downs	(7.5)	–
31 December 2019	813.0	498.3

Principal Associates and Joint Ventures
The Group’s principal associates and joint ventures at 31 December 2019 included:

	% owned	Country of incorporation
Barrows Design and Manufacturing (Pty) Limited	35.0	South Africa
Dat Viet VAC Media Corporation	30.0	Vietnam
GIIR Inc.	30.0	Korea
Haworth Marketing & Media Company	49.0	USA
High Co SA	34.1	France
Joye Media SL 1	22.5	Spain
Nanjing Yindu Ogilvy Advertising Co. Ltd	49.0	China
Smollan Holdings (Pty) Ltd	24.8	South Africa
Summer (BC) JVCo S.à r.l. 2	40.0	Luxembourg
Summer (BC) US JVCo SCSp 2	40.0	Luxembourg

Notes
1	Representing the Group’s interest in Imagina.
2	Representing the Group’s interest in Kantar split between the United States and rest of world.

Summary of Aggregate Financial Performance and Net Asset Position of Associates and Joint Ventures
The following tables present a summary of the aggregate financial performance and net asset position of the Group’s associate undertakings and joint ventures. These have been estimated and converted, where appropriate, to an IFRS presentation based on information provided by the relevant companies at 31 December 2019.

	2019 £m	2018 £m	2017 £m
Income statement
Revenue	3,619.1	3,685.8	3,800.8
Operating profit	365.6	378.4	440.4
Profit before taxation	(385.9)	194.7	381.9
Profit for the year	(429.6)	118.1	312.5

Balance sheet
Assets	8,8 5 5. 1	2,940.9	3,192.9
Liabilities	(6,765.7)	(1,570.6)	(1,633.7)
Net assets	2,0 89 . 4	1,370.3	1,559.2